Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	ITCI
Entity Registrant Name	Intra-Cellular Therapies, Inc.
Entity Central Index Key	0001567514
Entity Filer Category	Smaller Reporting Company